Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Feb

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 41.74%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		1,000	$100,270
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,988	95,941
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,663	48,077
Vanguard Short-Term Treasury ETF (a)............................................................................		1,661	95,989
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $349,476)			340,277
		Notional
PURCHASED OPTIONS - 138.05% (b)(c)	Contracts	Amount

CALL OPTIONS - 96.70%
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $462.34......................................	22	$788,832	910
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $0.46..........................................	22	788,832	787,443
PUT OPTIONS - 41.35%			788,353

iShares 20+ Year Treasury Bond ETF, Expires 2/10/2023, Strike Price $129.92..................	73	747,885	198,620
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 2/10/2023, Strike Price
$118.37................................................................................................................	80	819,600	136,830
S&P 500® Mini Index, Expires 2/10/2023, Strike Price $180.62......................................	22	788,832	1,747
TOTAL PURCHASED OPTIONS (Cost $1,122,304)			337,197
			1,125,550
Total Investments (Cost $1,471,780) - 179.79%............................................................			1,465,827
Liabilities in Excess of Other Assets - (79.79)%.............................................................			(650,532)
....................................................................................TOTAL NET ASSETS - 100.00%			$815,295

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $340,277.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index...................................	2/10/2023	$180.62	22	$(788,832)	$(396,817)
PUT OPTIONS					(396,817)

iShares 20+ Year Treasury Bond ETF...............	2/10/2023	$136.76	73	(747,885)	(248,724)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	2/10/2023	$124.60	80	(819,600)	(182,069)
S&P 500® Mini Index...................................	2/10/2023	$405.38	22	(788,832)	(104,213)
TOTAL OPTIONS WRITTEN (Premiums Received $755,813)					(535,006)
					$(931,823)

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